Goodwill and other intangible assets (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and other intangible assets
Note 4 - Goodwill and other intangible assets

Following is a summary of our goodwill and other intangible assets for our two reportable segments, PBM and Other Business Operations.

	September 30, 2017			December 31, 2016
(in millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Goodwill
PBM	$29,434.4	$(107.0)	$29,327.4	$29,287.2	$(106.8)	$29,180.4
Other Business Operations	97.4	—	97.4	97.4	—	97.4
	$29,531.8	$(107.0)	$29,424.8	$29,384.6	$(106.8)	$29,277.8
Other intangible assets
PBM
Customer contracts(1)(2)	$17,579.0	$(10,022.8)	$7,556.2	$17,570.5	$(9,083.4)	$8,487.1
Trade names(1)	232.5	(123.0)	109.5	226.6	(105.9)	120.7
Miscellaneous(1)(2)	8.8	(0.7)	8.1	8.7	(8.2)	0.5
	17,820.3	(10,146.5)	7,673.8	17,805.8	(9,197.5)	8,608.3
Other Business Operations
Customer relationships	39.6	(31.5)	8.1	39.4	(29.4)	10.0
Trade names	35.7	(19.8)	15.9	35.7	(17.1)	18.6
	75.3	(51.3)	24.0	75.1	(46.5)	28.6
Total other intangible assets	$17,895.6	$(10,197.8)	$7,697.8	$17,880.9	$(9,244.0)	$8,636.9
(1)
Changes in the gross carrying amount of PBM customer contracts, trade names, and miscellaneous intangible assets represent the acquisition of myMatrixx Holdings, Inc. in May 2017. The acquisition is not material to our consolidated financial statements.

(2)	Changes in the gross carrying amount of PBM customer contracts and miscellaneous intangible assets and related accumulated amortization also reflect the write-off of fully depreciated assets.

Following is a summary of the change in the net carrying value of goodwill by reportable segment:

(in millions)	PBM	Other Business Operations	Total
Balance at December 31, 2016	$29,180.4	$97.4	$29,277.8
Acquisitions(1)	145.4	—	145.4
Foreign currency translation	1.6	—	1.6
Balance at September 30, 2017	$29,327.4	$97.4	$29,424.8
(1)	Represents the acquisition of myMatrixx Holdings Inc. in May 2017. The acquisition is not material to our consolidated financial statements.

The aggregate amount of amortization expense of other intangible assets was $366.1 million and $463.7 million for the three months ended September 30, 2017 and 2016, respectively, and $1,092.6 million and $1,370.7 million for the nine months ended September 30, 2017 and 2016, respectively.

Included in total amortization expense is $55.4 million for both the three months ended September 30, 2017 and 2016 and $166.2 million and $145.1 million for the nine months ended September 30, 2017 and 2016, respectively, related to our 10-year contract with Anthem, Inc. (“Anthem”) to provide PBM services to members of the affiliated health plans of Anthem, which amounts are included as an offset to revenues. When we executed our agreement with Anthem in 2009, we considered the overall structure of the agreement and the nature of our relationship with Anthem, including the complexity of the service level required, and attributed a reasonable likelihood of renewal at the end of its term in 2019. Accordingly, we amortized the agreement using a modified pattern of benefit over an estimated useful life of 15 years. However, due to the sequence of events regarding our discussions with Anthem, culminating in the filing of a lawsuit by Anthem on March 21, 2016, we felt it prudent to consider the increased likelihood of either non-renewal or renewal on substantially different terms such that, beginning in March 2016, we began amortizing our agreement with Anthem over the remaining term of the contract (i.e., using a life of 10 years from the time the agreement was executed in 2009). Previously, we amortized the agreement over 15 years. Therefore, the intangible asset amortization associated with the Anthem agreement will run through the remaining term of the contract at the end of 2019, reducing the previous amortization period by 5 years. This change increased intangible asset amortization by $10.5 million for the first quarter of 2016 and by approximately $32.0 million per quarter beginning in the second quarter of 2016.

The weighted-average amortization period of intangible assets subject to amortization is 15 years, and by major intangible asset class is 8 to 20 years for customer-related intangible assets, 6 to 10 years for trade names (excluding legacy Express Scripts, Inc. (“ESI”) trade names which have an indefinite life), and 5 years for miscellaneous intangible assets.

4. Goodwill and other intangible assets

Following is a summary of our goodwill and other intangible assets for our two reportable segments, PBM and Other Business Operations.

	December 31, 2016			December 31, 2015
(in millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Goodwill
PBM	$29,287.2	$(106.8)	$29,180.4	$29,286.7	$(106.8)	$29,179.9
Other Business Operations	97.4	—	97.4	97.4	—	97.4
	$29,384.6	$(106.8)	$29,277.8	$29,384.1	$(106.8)	$29,277.3
Other intangible assets
PBM
Customer contracts	$17,570.5	$(9,083.4)	$8,487.1	$17,570.3	$(7,290.0)	$10,280.3
Trade names	226.6	(105.9)	120.7	226.6	(83.6)	143.0
Miscellaneous	8.7	(8.2)	0.5	8.7	(6.5)	2.2
	17,805.8	(9,197.5)	8,608.3	17,805.6	(7,380.1)	10,425.5
Other Business Operations
Customer relationships	39.4	(29.4)	10.0	120.1	(98.1)	22.0
Trade names	35.7	(17.1)	18.6	35.7	(13.5)	22.2
	75.1	(46.5)	28.6	155.8	(111.6)	44.2
Total other intangible assets	$17,880.9	$(9,244.0)	$8,636.9	$17,961.4	$(7,491.7)	$10,469.7

Following is a summary of the change in the net carrying value of goodwill by reportable segment:

(in millions)	PBM	Other Business Operations	Total
Balance at December 31, 2014	$29,183.5	$97.4	$29,280.9
Foreign currency translation	(3.6)	—	(3.6)
Balance at December 31, 2015	$29,179.9	$97.4	$29,277.3
Foreign currency translation	0.5	—	0.5
Balance at December 31, 2016	$29,180.4	$97.4	$29,277.8

The aggregate amount of amortization expense of other intangible assets was $1,832.8 million, $1,730.9 million and $1,753.5 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Included in total amortization expense is $200.5 million, $95.1 million and $112.4 million for the years ended December 31, 2016, 2015 and 2014, respectively, related to our 10-year contract with Anthem to provide PBM services to members of the affiliated health plans of Anthem, which amounts are included as an offset to revenues. When we executed our agreement with Anthem in 2009, we considered the overall structure of the agreement and the nature of our relationship with Anthem, including the complexity of the service level required, and attributed a reasonable likelihood of renewal at the end of its term in 2019. Accordingly, we amortized the agreement using a modified pattern of benefit over an estimated useful life of 15 years. However, due to the sequence of events regarding our discussions with Anthem, culminating in the filing of a lawsuit by Anthem on March 21, 2016, we felt it prudent to consider the increased likelihood of either non-renewal or renewal on substantially different terms such that, beginning in March 2016, we began amortizing our agreement with Anthem over the remaining term of the contract (i.e., using a life of 10 years from the time the agreement was executed in 2009). Previously, we amortized the agreement over 15 years. Therefore, the intangible asset amortization associated with the Anthem agreement will run through the remaining term of the contract at the end of 2019, reducing the previous amortization period by 5 years. This change increased intangible asset amortization by $105.6 million for 2016 and by approximately $126.7 million per year beginning in 2017 relative to the previous amortization schedule.

Following is a summary of the expected aggregate amortization of other intangible assets as of December 31, 2016 (in millions):

Year Ended December 31,	Future Amortization
2017	$1,446.0
2018	1,436.0
2019	1,411.0
2020	762.0
2021	760.0